Cover	Jan. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2025
Entity File Number	000-14740
Entity Registrant Name	PREMIUM RESOURCES LTD.
Entity Central Index Key	0000795800
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	Suite 3400
Entity Address, Address Line Two	One First Canadian Place
Entity Address, Address Line Three	P.O. Box 130
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1A4
City Area Code	(604)
Local Phone Number	770-4334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false